Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard International Growth FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard International Growth Fund (the Fund) has reduced its expense ratio for Admiral Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard International Growth FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.360.24%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.370.25%1The expense information shown in the table has been restated for Admiral Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$38$119$208$468Admiral Shares$26$80$141$318© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 081A 022025Vanguard Extended Duration Treasury Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard Extended Duration Treasury Index Fund (the Fund) has reduced its expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Extended Duration Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.040.03%12b-1 Distribution FeeNoneNoneOther Expenses0.010.00%Total Annual Fund Operating Expenses0.050.03%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$55$66$78$114Institutional Plus Shares$53$60$67$88© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 1275A 022025Vanguard Extended Duration Treasury ETFSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard Extended Duration Treasury ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Extended Duration Treasury ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$5$16$28$64© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 930A 022025Vanguard FTSE Social Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE Social Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Social Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.1212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.131The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$13$42$73$166© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 513A 022025Vanguard FTSE Social Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE Social Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Social Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 223A 022025Prospectus and Summary Prospectus Text Changes for Vanguard Communication Services Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Consumer Discretionary Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Consumer Staples Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Energy Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Financials Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Health Care Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Industrials Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Information Technology Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Materials Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Utilities Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115Prospectus and Summary Prospectus Text Changes for Vanguard Communication Services ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Consumer Discretionary ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Consumer Staples ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Energy ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Financials ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Health Care ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Industrials ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Information Technology ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Materials ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Utilities ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard ESG International Stock ETFSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard ESG International Stock ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard ESG International Stock ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 4394A 022025
Retail | Vanguard International Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard International Growth FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard International Growth Fund (the Fund) has reduced its expense ratio for Admiral Shares. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard International Growth FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Investor SharesAdmiral SharesManagement Fees0.360.24%12b-1 Distribution FeeNoneNoneOther Expenses0.010.01%Total Annual Fund Operating Expenses0.370.25%1The expense information shown in the table has been restated for Admiral Shares to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInvestor Shares$38$119$208$468Admiral Shares$26$80$141$318© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 081A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Retail | Vanguard International Growth Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.36%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1]
1 Year	rr_ExpenseExampleYear01	$ 38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	$ 468
Retail | Vanguard International Growth Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.24%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[1]
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	$ 318
Institutional | Vanguard Extended Duration Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Extended Duration Treasury Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard Extended Duration Treasury Index Fund (the Fund) has reduced its expense ratios. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses examples for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Extended Duration Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Institutional SharesInstitutional Plus SharesManagement Fees0.040.03%12b-1 Distribution FeeNoneNoneOther Expenses0.010.00%Total Annual Fund Operating Expenses0.050.03%1The expense information shown in the table has been restated to reflect current fees.ExamplesThe following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of
		investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsInstitutional Shares$55$66$78$114Institutional Plus Shares$53$60$67$88© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 1275A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Institutional Shares or Institutional Plus Shares with the cost of
		investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard Extended Duration Treasury Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.05%	[2]
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	66
5 Years	rr_ExpenseExampleYear05	78
10 Years	rr_ExpenseExampleYear10	$ 114
Institutional | Vanguard Extended Duration Treasury Index Fund | Institutional Plus Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.03%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[2]
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	60
5 Years	rr_ExpenseExampleYear05	67
10 Years	rr_ExpenseExampleYear10	$ 88
Institutional | Vanguard FTSE Social Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard FTSE Social Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE Social Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Social Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PSI 223A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard FTSE Social Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[3]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard Extended Duration Treasury Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Extended Duration Treasury ETFSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard Extended Duration Treasury ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Extended Duration Treasury ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$5$16$28$64© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 930A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
ETF | Vanguard Extended Duration Treasury Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.05%	[4]
1 Year	rr_ExpenseExampleYear01	$ 5
3 Years	rr_ExpenseExampleYear03	16
5 Years	rr_ExpenseExampleYear05	28
10 Years	rr_ExpenseExampleYear10	$ 64
ETF | Vanguard Communication Services Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Communication Services ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Communication Services Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[5]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
ETF | Vanguard Consumer Discretionary Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Consumer Discretionary ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Consumer Discretionary Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[6]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
ETF | Vanguard Consumer Staples Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Consumer Staples ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Consumer Staples Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[7]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
ETF | Vanguard Energy Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Energy ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Energy Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[8]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
ETF | Vanguard Financials Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Financials ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Financials Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[9]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
ETF | Vanguard Health Care Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Health Care ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Health Care Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[10]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
ETF | Vanguard Industrials Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Industrials ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Industrials Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[11]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
ETF | Vanguard Information Technology Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Information Technology ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Information Technology Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[12]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
ETF | Vanguard Materials Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Materials ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Materials Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[13]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
ETF | Vanguard Utilities Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Utilities ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard Utilities Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[14]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
ETF | Vanguard ESG International Stock ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard ESG International Stock ETFSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard ESG International Stock ETF (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard ESG International Stock ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 4394A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell shares of the Fund.
ETF | Vanguard ESG International Stock ETF | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%	[15]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
Admiral | Vanguard FTSE Social Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard FTSE Social Index FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard FTSE Social Index Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard FTSE Social Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.1212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.131The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$13$42$73$166© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 513A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard FTSE Social Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.13%	[16]
1 Year	rr_ExpenseExampleYear01	$ 13
3 Years	rr_ExpenseExampleYear03	42
5 Years	rr_ExpenseExampleYear05	73
10 Years	rr_ExpenseExampleYear10	$ 166
Admiral | Vanguard Communication Services Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Communication Services Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Communication Services Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[17]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Admiral | Vanguard Consumer Discretionary Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Consumer Discretionary Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Consumer Discretionary Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[18]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Admiral | Vanguard Consumer Staples Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Consumer Staples Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Consumer Staples Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[19]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Admiral | Vanguard Energy Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Energy Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Energy Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[20]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Admiral | Vanguard Financials Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Financials Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Financials Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[21]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Admiral | Vanguard Health Care Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Health Care Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Health Care Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[22]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Admiral | Vanguard Industrials Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Industrials Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Industrials Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[23]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Admiral | Vanguard Information Technology Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Information Technology Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Information Technology Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[24]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Admiral | Vanguard Materials Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Materials Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Materials Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[25]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
Admiral | Vanguard Utilities Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard Utilities Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.091The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$9$29$51$115
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Admiral | Vanguard Utilities Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[26]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115

[1]	The expense information shown in the table has been restated for Admiral Shares to reflect current fees.
[2]	The expense information shown in the table has been restated to reflect current fees.
[3]	The expense information shown in the table has been restated to reflect current fees.
[4]	The expense information shown in the table has been restated to reflect current fees.
[5]	The expense information shown in the table has been restated to reflect current fees.
[6]	The expense information shown in the table has been restated to reflect current fees.
[7]	The expense information shown in the table has been restated to reflect current fees.
[8]	The expense information shown in the table has been restated to reflect current fees.
[9]	The expense information shown in the table has been restated to reflect current fees.
[10]	The expense information shown in the table has been restated to reflect current fees.
[11]	The expense information shown in the table has been restated to reflect current fees.
[12]	The expense information shown in the table has been restated to reflect current fees.
[13]	The expense information shown in the table has been restated to reflect current fees.
[14]	The expense information shown in the table has been restated to reflect current fees.
[15]	The expense information shown in the table has been restated to reflect current fees.
[16]	The expense information shown in the table has been restated to reflect current fees.
[17]	The expense information shown in the table has been restated to reflect current fees.
[18]	The expense information shown in the table has been restated to reflect current fees.
[19]	The expense information shown in the table has been restated to reflect current fees.
[20]	The expense information shown in the table has been restated to reflect current fees.
[21]	The expense information shown in the table has been restated to reflect current fees.
[22]	The expense information shown in the table has been restated to reflect current fees.
[23]	The expense information shown in the table has been restated to reflect current fees.
[24]	The expense information shown in the table has been restated to reflect current fees.
[25]	The expense information shown in the table has been restated to reflect current fees.
[26]	The expense information shown in the table has been restated to reflect current fees.